GOLDMAN SACHS TRUST

Goldman Sachs Energy Infrastructure Funds

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares, of the

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Energy Infrastructure Fund

(each, a “Fund” and, together, the “Funds”)

Supplement dated March 27, 2025 to the

Prospectuses and Summary Prospectuses,

each dated March 30, 2025, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust recently approved changes to each Fund’s non-fundamental policy to invest at least 80% of its net assets in equity and fixed income securities issued by energy infrastructure companies (“80% Policy”), which will take effect on April 15, 2025 (the “Effective Date”). Until the Effective Date, for purposes of each Fund’s 80% Policy, energy infrastructure companies include U.S. and non-U.S. issuers that fall into one or more of the following three categories: (i) issuers that are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) issuers that are part of the Fund’s stated benchmark; or (iii) issuers that have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) business. Beginning on the Effective Date, for purposes of defining the energy infrastructure company investments that are relevant for each Fund’s 80% Policy, (i) the universe of sub-industries categorized by a third party will be expanded to include the oil and gas equipment and services sub-industry and the oil and gas refining and marketing sub-industry; and (ii) the inclusion of all issuers that are part of the Funds’ stated benchmarks will be eliminated. These changes will not materially impact the way in which either Fund is managed nor the portfolio holdings of either Fund, and neither Fund’s investment objective to seek total return through current income and capital appreciation will change. The Prospectuses and Summary Prospectuses currently reflect the forthcoming change to each Fund’s 80% Policy, although the Funds’ current 80% Policies will remain in place until the Effective Date.

Accordingly, until the Effective Date, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the second paragraph of “Goldman Sachs MLP Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs MLP Energy Infrastructure Fund’s Summary Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the second paragraph of “Goldman Sachs Energy Infrastructure Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Goldman Sachs Energy Infrastructure Fund’s Summary Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation sub-industries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the second paragraph of “Investment Management Approach—Principal Investment Strategies—Goldman Sachs MLP Energy Infrastructure Fund” in the Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation subindustries; (ii) are part of the Fund’s stated benchmark; or (iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the second paragraph of “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Energy Infrastructure Fund” in the Prospectuses:

For purposes of the Fund’s 80% policy discussed above, the Fund’s investments in energy infrastructure companies include U.S. and non-U.S. issuers that: (i) are classified by a third party as operating within the oil and gas storage and transportation subindustries; (ii) are part of the Fund’s stated benchmark; or

(iii) have at least 50% of their assets, income, sales or profits committed to, or derived from, traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The following replaces in its entirety the paragraphs of “Investment Management Approach—Principal Investment Strategies—ALL FUNDS” in the Prospectuses:

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, each Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by S&P Global Ratings (“Standard & Poor’s”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items. When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

MLPEIURSTK 03-25